Schedule of Future Amortization of Intangible Assets (Details) - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of Fiscal 2023	$ 1,113,392
Fiscal 2024	4,318,596	7,533,227
Fiscal 2025	4,318,596	6,990,001
Fiscal 2026	3,164,773	6,990,001
Fiscal 2027	376,446	5,870,261
Year Five		665,547
Thereafter		2,297,452
Total	14,370,426	$ 30,346,489	$ 45,772,555
Thereafter	$ 1,078,623